Income Taxes	12 Months Ended
Apr. 30, 2012
Income Taxes [Abstract]
Income Taxes
NOTE 14	INCOME TAXES

Deferred income taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting. Significant components of the Company’s deferred tax assets and liabilities are as follows:

	April 30,
	2012	2011
Deferred tax liabilities:
Intangible assets	$1,018,262	$1,025,301
Property, plant, and equipment	106,218	111,537
Other	8,107	10,016

Total deferred tax liability	$1,132,587	$1,146,854

Deferred tax assets:
Post-employment and other employee benefits	$107,543	$84,723
Tax credit and loss carryforwards	5,494	4,583
Intangible assets	3,370	3,279
Other	40,719	27,668

Total deferred tax assets	$157,126	$120,253
Valuation allowance for deferred tax assets	(3,072)	(3,324)

Total deferred tax assets, less allowance	$154,054	$116,929

Net deferred tax liability	$978,533	$1,029,925

The following table summarizes domestic and foreign loss and credit carryforwards at April 30, 2012.

	Related Tax Deduction	Deferred Tax Asset	Valuation Allowance	Expiration Date
Tax carryforwards:
Federal capital loss carryforward	$1,917	$694	$—	2017
State loss carryforwards	63,482	3,154	2,935	2013 to 2031
State tax credit carryforwards	—	1,636	—	2019
Foreign jurisdictional tax credit carryforwards	—	10	—	2015

Total tax carryforwards	$65,399	$5,494	$2,935

The Company evaluates the realizability of deferred tax assets for each of the jurisdictions in which it operates. Included in the overall valuation allowance is $137 for other deferred tax assets where it is more likely than not that those assets will not be realized. The total valuation allowance decreased by $252, $146, and $5,556 in 2012, 2011, and 2010, respectively, primarily due to the expiration of state loss carryforwards that had full valuation allowances.

Deferred income taxes have not been provided on approximately $200,100 of undistributed earnings of foreign subsidiaries since these amounts are considered to be permanently reinvested. Any additional taxes payable on the earnings of foreign subsidiaries, if remitted, would be partially offset by domestic tax deductions or tax credits for foreign taxes paid. It is not practical to estimate the amount of additional taxes that might be payable on such undistributed earnings.

Income (loss) before income taxes is as follows:

	Year Ended April 30,
	2012	2011	2010
Domestic	$706,366	$729,654	$712,226
Foreign	(5,208)	(12,490)	18,527

Income before income taxes	$701,158	$717,164	$730,753

The components of the provision for income taxes are as follows:

	Year Ended April 30,
	2012	2011	2010
Current:
Federal	$228,255	$271,361	$256,444
Foreign	6,798	4,554	6,584
State and local	23,579	21,568	12,907
Deferred:
Federal	(10,273)	(51,011)	(21,362)
Foreign	(6,867)	(7,338)	(4,386)
State and local	(78)	(1,452)	(13,572)

Total income tax expense	$241,414	$237,682	$236,615

A reconciliation of the statutory federal income tax rate and the effective income tax rate is as follows:

	Year Ended April 30,
Percent of Pretax Income	2012	2011	2010
Statutory federal income tax rate	35.0%	35.0%	35.0%
State and local income taxes, net of federal income tax benefit	2.3	2.2	1.2
Domestic manufacturing deduction	(3.1)	(3.8)	(1.9)
Other items – net	0.2	(0.3)	(1.9)

Effective income tax rate	34.4%	33.1%	32.4%

Income taxes paid	$257,762	$365,994	$212,981

The Company files income tax returns in the U.S. and various state, local, and foreign jurisdictions. The Company is no longer subject to examination, with limited exceptions, for tax years prior to 2008 for U.S. federal, state, and local income taxes and tax years prior to 2005 for foreign income taxes. During 2011, the Company reached agreement with the Internal Revenue Service (“IRS”) on proposed adjustments resulting from the examination of its federal income tax returns for the tax periods ended April 30, 2008, June 30, 2009, and April 30, 2010. The agreement did not have a material effect on the Company’s effective tax rate or financial position. The Company is a voluntary participant in the Compliance Assurance Process (“CAP”) offered by the IRS and is currently under a CAP examination for the tax year ended April 30, 2012. Through the contemporaneous exchange of information with the IRS, this program is designed to identify and resolve tax positions with the IRS prior to the filing of a tax return, which allows the Company to remain current with its IRS examinations.

Within the next 12 months, it is reasonably possible that the Company could decrease its unrecognized tax benefits by an estimated $636, primarily as a result of the expiration of statute of limitations periods.

The Company’s unrecognized tax benefits as of April 30, 2012 and 2011, were $23,977 and $20,261, respectively. Of the unrecognized tax benefits, $16,410 and $13,939 would affect the effective tax rate, if recognized, as of April 30, 2012 and 2011, respectively. The Company’s accrual for tax-related net interest and penalties totaled $1,704 and $1,792 as of April 30, 2012 and 2011, respectively. The amount of tax-related net interest and penalties charged to earnings totaled $88 for 2012, and credited to earnings totaled $497 and $594 during 2011 and 2010, respectively.

A reconciliation of the Company’s unrecognized tax benefits is as follows:

	2012	2011
Balance at May 1,	$20,261	$15,322
Increases:
Current year tax positions	3,617	5,237
Prior year tax positions	2,103	4,106
Foreign currency translation	157	—
Decreases:
Prior year tax positions	—	271
Settlement with tax authorities	287	31
Expiration of statute of limitations periods	1,874	3,985
Foreign currency translation	—	117

Balance at April 30,	$23,977	$20,261